Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Payments under Operating Lease Agreements

Year ending March 31, 2017	$9
Total minimum lease payments	$9

Schedule of Future Rental Income

Year ending March 31, 2017	$253
Total minimum future rental income	$253